Property and Equipment Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization	$ (24,779)	$ (23,192)
Property and equipment, net	20,943	20,000
Capital leased assets, gross	1,600	839
Capital leases assets, accumulated amortization	300	117
Capitalized interest	142	230	$ 81
Depreciation expense	6,000	4,400	4,100
Additional depreciation expense	101	85	$ 242
Buildings and equipment
Property, Plant and Equipment [Line Items]
Property and equipment	1,657	1,900
Wireless communications systems
Property, Plant and Equipment [Line Items]
Property and equipment	29,272	27,063
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	1,068	1,003
Capitalized software
Property, Plant and Equipment [Line Items]
Property and equipment	8,488	8,524
Leased wireless devices
Property, Plant and Equipment [Line Items]
Property and equipment	2,624	2,236
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,613	$ 2,466
Maximum [Member] | Buildings and equipment
Property, Plant and Equipment [Line Items]
Useful Life	40 years
Maximum [Member] | Wireless communications systems
Property, Plant and Equipment [Line Items]
Useful Life	20 years
Maximum [Member] | Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful Life	12 years
Maximum [Member] | Capitalized software
Property, Plant and Equipment [Line Items]
Useful Life	7 years
Maximum [Member] | Leased wireless devices
Property, Plant and Equipment [Line Items]
Useful Life	18 months